Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024	$114,525,000	$111,241,353
3.000%, 06/30/2024	312,100,000	305,297,194
0.375%, 07/15/2024	454,925,000	424,768,449
0.250%, 05/31/2025	389,975,000	350,764,230
2.875%, 06/15/2025	37,325,000	35,996,755
2.250%, 11/15/2025	543,625,000	511,920,621
1.125%, 10/31/2026	39,675,000	35,175,917
2.250%, 11/15/2027	164,975,000	150,958,569
1.125%, 08/31/2028	1,050,050,000	888,973,968
2.375%, 03/31/2029	226,725,000	205,292,402
3.125%, 08/31/2029 (9)	25,000	23,727
1.250%, 08/15/2031	181,300,000	146,520,144
2.875%, 05/15/2032	120,500,000	111,406,016
Total U.S. Treasury Securities (Cost $3,548,546,884)		3,278,339,345	48.2%

Other Government Related Security
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	20,487,000	16,302,525
Total Other Government Related Security (Cost $19,664,260)		16,302,525	0.2%

Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029 (Callable 12/01/2028)	250,000	218,094
Agilent Technologies, Inc.:
3.050%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,375,621
2.100%, 06/04/2030 (Callable 03/04/2030)	250,000	196,022
Air Products and Chemicals, Inc.,
2.050%, 05/15/2030 (Callable 02/15/2030)	275,000	224,887
Albemarle Corp.,
4.650%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,709,808
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029) (1)	3,160,000	2,678,481
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	4,998,000	4,775,985
5.411%, 07/01/2032 (Callable 04/01/2032)	2,000,000	1,855,046
Anglo American Capital PLC:
2.250%, 03/17/2028 (Callable 01/17/2028) (1)(2)	6,500,000	5,338,681
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	300,000	230,921
Anheuser-Busch InBev Worldwide, Inc.,
6.625%, 08/15/2033	8,085,000	8,678,139
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	4,207,000	3,849,895
ArcelorMittal,
4.550%, 03/11/2026 (1)	11,355,000	10,868,255
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (2)	10,075,000	8,447,083
4.000%, 05/01/2028 (Callable 05/01/2023) (2)	7,166,000	6,287,556
AT&T, Inc.:
4.350%, 03/01/2029 (Callable 12/01/2028)	2,425,000	2,267,156
4.300%, 02/15/2030 (Callable 11/15/2029)	9,604,000	8,774,909
2.250%, 02/01/2032 (Callable 11/01/2031)	8,975,000	6,786,679
2.550%, 12/01/2033 (Callable 09/01/2033)	3,778,000	2,797,018
Becton Dickinson and Co.,
3.734%, 12/15/2024 (Callable 09/15/2024)	82,000	79,188
Bemis Co., Inc.,
2.630%, 06/19/2030 (Callable 03/19/2030)	7,025,000	5,644,013
Boardwalk Pipelines LP:
5.950%, 06/01/2026 (Callable 03/01/2026)	12,095,000	12,217,617
4.800%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,607,038
3.400%, 02/15/2031 (Callable 11/15/2030)	225,000	180,984
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	475,000	465,901
Broadcom, Inc.:
3.125%, 01/15/2025 (Callable 11/15/2024)	925,000	887,412
3.150%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,693,213
3.875%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,599,396
4.750%, 04/15/2029 (Callable 01/15/2029)	250,000	233,173
5.000%, 04/15/2030 (Callable 01/15/2030)	8,000,000	7,433,780
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	10,000,000	7,536,391
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026 (Callable 03/27/2026)	250,000	232,568
Bunge Limited Finance Corp.,
3.750%, 09/25/2027 (Callable 06/25/2027)	5,225,000	4,785,946
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	8,000,000	7,780,857
Carlisle Companies, Inc.,
3.750%, 12/01/2027 (Callable 09/01/2027)	275,000	250,021
Carrier Global Corp.,
2.242%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,795,018
Celanese US Holdings LLC,
6.050%, 03/15/2025	10,000,000	9,768,461
CF Industries, Inc.,
4.500%, 12/01/2026 (2)	5,950,000	5,703,900
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028 (Callable 01/15/2028)	12,600,000	11,718,862
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	1,502,000	1,464,689
3.750%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,394,894
4.200%, 03/15/2028 (Callable 12/15/2027)	12,070,000	10,836,270
2.250%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,722,540
5.050%, 03/30/2029 (Callable 12/30/2028)	4,155,000	3,824,344
4.400%, 04/01/2033 (Callable 01/01/2033)	5,500,000	4,554,368
Cheniere Corpus Christi Holdings LLC:
5.125%, 06/30/2027 (Callable 01/01/2027)	2,150,000	2,081,663
3.700%, 11/15/2029 (Callable 05/18/2029)	3,800,000	3,295,418
Cigna Corp.,
4.500%, 02/25/2026 (Callable 11/27/2025)	300,000	292,795
CK Hutchison International Ltd.,
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	5,000,000	4,049,300
CNH Industrial Capital LLC:
4.200%, 01/15/2024	2,800,000	2,757,942
1.875%, 01/15/2026 (Callable 12/15/2025)	250,000	222,605
CNH Industrial NV:
4.500%, 08/15/2023 (1)	5,000,000	4,970,050
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	2,518,000	2,297,504
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (Callable 10/22/2029) (1)	8,875,000	7,652,735
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025 (Callable 03/01/2025)	880,000	861,482
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	300,000	301,830
CommonSpirit Health,
2.760%, 10/01/2024 (Callable 07/01/2024)	525,000	499,532
Conagra Brands, Inc.:
4.600%, 11/01/2025 (Callable 09/01/2025)	500,000	488,279
8.250%, 09/15/2030	1,140,000	1,269,575
Constellation Brands, Inc.,
3.500%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,349,888
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,800,000	2,695,873
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	2,527,000	2,326,931
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,338,192
4.300%, 03/25/2028 (Callable 12/25/2027)	5,818,000	5,487,285
CVS Pass-Through Trust:
5.773%, 01/10/2033 (2)	183,902	178,060
5.926%, 01/10/2034 (2)	1,828,501	1,809,217
4.163%, 08/11/2036 (2)	2,103,555	1,845,931
Daimler Finance North America LLC,
3.650%, 04/07/2027 (2)	13,825,000	12,647,893
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)	9,000,000	9,036,252
4.900%, 10/01/2026 (Callable 08/01/2026)	425,000	409,415
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	10,900,000	8,421,152
Diageo Capital PLC,
2.000%, 04/29/2030 (Callable 01/29/2030) (1)	3,275,000	2,624,276
Dow Chemical Co.,
4.550%, 11/30/2025 (Callable 09/30/2025)	165,000	162,426
DuPont de Nemours, Inc.,
4.493%, 11/15/2025 (Callable 09/15/2025)	4,450,000	4,371,049
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)	12,000,000	10,285,485
Ecolab, Inc.,
4.800%, 03/24/2030 (Callable 12/24/2029)	10,000,000	9,790,499
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	6,575,000	6,525,351
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025 (Callable 06/15/2025)	10,000,000	9,193,421
Emerson Electric Co.,
1.950%, 10/15/2030 (Callable 07/15/2030)	12,600,000	10,061,892
Energy Transfer LP:
4.500%, 04/15/2024 (Callable 03/15/2024)	1,000,000	984,247
5.500%, 06/01/2027 (Callable 03/01/2027)	18,231,000	17,758,738
5.250%, 04/15/2029 (Callable 01/15/2029)	14,264,000	13,414,657
3.750%, 05/15/2030 (Callable 02/15/2030)	275,000	232,859
Energy Transfer Partners LP,
4.200%, 04/15/2027 (Callable 01/15/2027)	475,000	439,266
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,235,850
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)	5,000,000	4,747,720
Equinix, Inc.:
1.800%, 07/15/2027 (Callable 05/15/2027)	7,000,000	5,849,660
3.900%, 04/15/2032 (Callable 01/15/2032)	11,000,000	9,344,136
Express Scripts Holding Co.,
4.500%, 02/25/2026 (Callable 11/27/2025)	18,000,000	17,555,224
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	11,250,000	10,790,269
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (1)(2)	6,230,000	5,771,352
4.650%, 04/20/2032 (Callable 01/20/2032) (1)(2)	8,000,000	7,041,785
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,106,781
5.100%, 07/15/2032 (Callable 04/15/2032)	4,750,000	4,463,472
Fiserv, Inc.:
2.250%, 06/01/2027 (Callable 04/01/2027)	16,000,000	13,813,845
4.200%, 10/01/2028 (Callable 07/01/2028)	1,035,000	957,304
3.500%, 07/01/2029 (Callable 04/01/2029)	700,000	609,027
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	3,515,000	2,734,898
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026) (1)	6,765,000	6,284,811
4.875%, 05/12/2030 (Callable 02/12/2030) (1)	4,073,000	3,671,278
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	7,000,000	5,583,856
2.300%, 10/01/2031 (Callable 07/01/2031) (2)	10,225,000	7,711,129
Flowers Foods, Inc.,
2.400%, 03/15/2031 (Callable 12/15/2030)	300,000	234,976
FMC Corp.,
4.100%, 02/01/2024 (Callable 11/01/2023)	4,960,000	4,897,378
Fomento Economico Mexicano SAB de CV,
2.875%, 05/10/2023 (1)	525,000	518,175
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023 (Callable 08/21/2023)	6,025,000	5,939,815
3.250%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,252,136
Fox Corp.,
4.030%, 01/25/2024 (Callable 12/25/2023)	5,155,000	5,091,250
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023 (Callable 12/15/2022)	1,100,000	1,093,356
5.400%, 11/14/2034 (Callable 05/14/2034)	691,000	614,168
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (2)	20,000,000	16,708,772
3.750%, 06/15/2029 (Callable 03/15/2029) (2)	500,000	418,778
General Mills, Inc.,
4.000%, 04/17/2025 (Callable 02/17/2025)	275,000	268,431
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	5,861,000	5,863,538
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	10,275,000	9,968,291
2.900%, 02/26/2025 (Callable 01/26/2025)	4,000,000	3,737,231
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024) (1)	7,525,000	7,219,130
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026) (1)	21,600,000	19,133,849
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,738,905
4.125%, 03/12/2024 (Callable 02/12/2024) (2)	5,000,000	4,913,150
4.625%, 04/29/2024 (2)	1,375,000	1,361,571
4.000%, 03/27/2027 (Callable 12/27/2026) (2)	4,850,000	4,517,697
3.875%, 10/27/2027 (Callable 07/27/2027) (2)	1,150,000	1,045,952
4.875%, 03/12/2029 (Callable 12/12/2028) (2)	175,000	161,480
2.500%, 09/01/2030 (Callable 06/01/2030) (2)	6,343,000	4,850,666
2.625%, 09/23/2031 (Callable 06/23/2031) (2)	8,350,000	6,258,358
Global Payments, Inc.:
3.750%, 06/01/2023 (Callable 03/01/2023)	2,875,000	2,848,694
4.800%, 04/01/2026 (Callable 01/01/2026)	4,535,000	4,378,406
2.900%, 05/15/2030 (Callable 02/15/2030)	275,000	219,209
Graphic Packaging International LLC,
1.512%, 04/15/2026 (Callable 03/15/2026) (2)	300,000	262,416
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)	5,340,000	5,225,324
Hexcel Corp.,
4.200%, 02/15/2027 (Callable 11/15/2026)	300,000	276,855
HP, Inc.,
2.200%, 06/17/2025 (Callable 05/17/2025)	18,325,000	16,960,583
Hubbell, Inc.,
3.350%, 03/01/2026 (Callable 12/01/2025)	225,000	213,750
Hyundai Capital America:
2.650%, 02/10/2025 (Callable 01/10/2025) (2)	525,000	489,213
1.300%, 01/08/2026 (Callable 12/08/2025) (2)	5,825,000	5,038,625
1.650%, 09/17/2026 (Callable 08/17/2026) (2)	15,000,000	12,641,110
IDEX Corp.,
3.000%, 05/01/2030 (Callable 02/01/2030)	1,100,000	917,805
Infor, Inc.,
1.450%, 07/15/2023 (Callable 06/15/2023) (2)	250,000	241,210
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,210,664
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	550,000	453,883
International Business Machines Corp.,
3.300%, 05/15/2026	6,900,000	6,501,693
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	8,191,206
JB Hunt Transport Services, Inc.:
3.850%, 03/15/2024 (Callable 12/15/2023)	300,000	295,838
3.875%, 03/01/2026 (Callable 01/01/2026)	3,500,000	3,362,768
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.,
5.750%, 04/01/2033 (Callable 01/01/2033) (2)	8,000,000	7,225,120
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (1)(7)	280,000	273,342
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)	5,000,000	4,950,769
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,357,486
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	1,000,000	1,000,371
4.300%, 06/01/2025 (Callable 03/01/2025)	300,000	292,525
7.800%, 08/01/2031	15,425,000	16,764,383
Kraft Heinz Foods Co.,
3.875%, 05/15/2027 (Callable 02/15/2027)	8,129,000	7,597,197
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)	5,900,000	4,738,813
2.700%, 10/15/2028 (Callable 08/15/2028)	2,730,000	1,996,523
Lear Corp.,
3.800%, 09/15/2027 (Callable 06/15/2027)	410,000	374,127
Lennar Corp.,
4.750%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,154,850
Lennox International, Inc.:
3.000%, 11/15/2023 (Callable 09/15/2023)	300,000	293,377
1.350%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,245,784
1.700%, 08/01/2027 (Callable 06/01/2027)	475,000	399,253
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	21,000,000	18,113,688
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,000,000	3,889,036
Magallanes, Inc.,
4.054%, 03/15/2029 (Callable 01/15/2029) (2)	6,000,000	5,182,127
Marathon Petroleum Corp.,
5.125%, 12/15/2026 (Callable 09/15/2026)	150,000	147,468
Marriott International, Inc.,
5.000%, 10/15/2027 (Callable 09/15/2027)	10,000,000	9,657,349
Martin Marietta Materials, Inc.,
2.500%, 03/15/2030 (Callable 12/15/2029)	200,000	160,642
Metropolitan Detroit Area Hospital Services, Inc.,
4.480%, 12/01/2029 (2)	9,589,035	8,960,585
Microchip Technology, Inc.:
2.670%, 09/01/2023	10,191,000	9,931,537
0.972%, 02/15/2024	5,000,000	4,710,804
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	7,450,000	7,197,133
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	2,975,000	2,654,454
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	1,050,000	994,657
MPLX LP:
4.875%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,014,116
1.750%, 03/01/2026 (Callable 02/01/2026)	300,000	262,495
4.125%, 03/01/2027 (Callable 12/01/2026)	275,000	256,494
2.650%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,094,521
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028) (1)	250,000	224,480
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.875%, 03/01/2024 (Callable 02/01/2024)	5,790,000	5,721,467
2.700%, 05/01/2025 (Callable 04/01/2025)	550,000	509,979
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)	5,000,000	4,812,500
7.500%, 10/15/2026	1,288,000	1,358,840
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,823,224
ONEOK, Inc.:
7.500%, 09/01/2023 (Callable 06/01/2023)	7,720,000	7,819,897
2.750%, 09/01/2024 (Callable 08/01/2024)	3,300,000	3,135,771
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	11,050,000	9,752,149
2.300%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,505,496
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	4,948,926
PeaceHealth Obligated Group,
1.375%, 11/15/2025 (Callable 08/15/2025)	550,000	490,327
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	8,000,000	7,534,804
3.950%, 03/10/2025 (Callable 01/10/2025) (2)	12,000,000	11,505,414
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	6,500,000	6,195,055
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024) (2)	2,000,000	1,920,132
3.150%, 12/15/2029 (Callable 09/15/2029) (2)	500,000	422,343
2.150%, 12/15/2030 (Callable 09/15/2030)	10,000,000	7,704,623
POSCO,
4.000%, 08/01/2023 (1)(2)	5,000,000	4,958,300
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	17,527,000	15,503,843
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)	1,100,000	1,090,355
Renesas Electronics Corp.,
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)	5,450,000	4,684,702
Rogers Communications, Inc.,
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	15,000,000	12,972,771
Roper Technologies, Inc.:
3.800%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,378,326
2.000%, 06/30/2030 (Callable 03/30/2030)	14,675,000	11,236,091
Ryder System, Inc.,
2.850%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,383,955
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	10,280,000	10,287,983
4.500%, 05/15/2030 (Callable 11/15/2029)	4,500,000	4,099,363
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(8)	1,675,000	1,030,125
Sherwin-Williams Co.,
3.300%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,682,132
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)	91,000	88,994
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	5,250,000	3,931,474
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	7,800,000	8,164,021
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (2)	15,000,000	13,110,171
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (2)	16,495,000	15,765,659
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031	8,020,000	8,410,121
8.000%, 03/01/2032	2,523,000	2,752,933
Spectra Energy Partners LP,
4.750%, 03/15/2024 (Callable 12/15/2023)	150,000	149,162
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	325,000	310,469
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	575,000	478,544
Sysco Corp.,
5.950%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,283,634
Targa Resources Corp.,
5.200%, 07/01/2027 (Callable 06/01/2027)	5,000,000	4,809,883
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024)	5,500,000	5,368,389
3.900%, 05/25/2027 (Callable 02/25/2027)	13,850,000	12,962,708
Timken Co.:
4.500%, 12/15/2028 (Callable 09/15/2028)	225,000	205,467
4.125%, 04/01/2032 (Callable 01/01/2032)	8,000,000	6,931,901
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)	4,000,000	3,455,920
3.875%, 04/15/2030 (Callable 01/15/2030)	23,206,000	20,584,085
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026 (Insured by NATL) (2)	5,000,000	3,961,152
0.000%, 02/15/2028 (Insured by NATL) (2)	750,000	512,600
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)	1,335,000	1,264,492
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	5,003,785
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)	6,575,000	6,273,804
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	10,000,000	8,487,963
TSMC Arizona Corp.,
2.500%, 10/25/2031 (Callable 07/25/2031)	8,175,000	6,500,442
Tyson Foods, Inc.,
4.000%, 03/01/2026 (Callable 01/01/2026)	3,000,000	2,877,374
Vale Overseas Ltd.,
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	9,500,000	7,695,000
Valero Energy Corp.,
2.150%, 09/15/2027 (Callable 07/15/2027)	300,000	259,351
Var Energi ASA,
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)	10,000,000	9,534,217
Verisk Analytics, Inc.,
4.125%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,736,630
Verizon Communications, Inc.:
4.125%, 03/16/2027	3,196,000	3,052,243
3.000%, 03/22/2027 (Callable 01/22/2027)	13,000,000	11,821,075
2.100%, 03/22/2028 (Callable 01/22/2028)	5,750,000	4,854,227
4.329%, 09/21/2028	2,351,000	2,212,111
4.016%, 12/03/2029 (Callable 09/03/2029)	5,628,000	5,111,214
2.355%, 03/15/2032 (Callable 12/15/2031)	2,309,000	1,770,601
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	25,000,000	21,235,725
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	10,500,000	9,688,668
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	1,605,000	1,194,831
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	900,000	769,697
Volkswagen Group of America Finance LLC:
4.250%, 11/13/2023 (2)	775,000	766,847
0.875%, 11/22/2023 (2)	6,875,000	6,544,653
2.850%, 09/26/2024 (2)	8,850,000	8,474,319
Vontier Corp.:
1.800%, 04/01/2026 (Callable 03/01/2026)	6,300,000	5,355,441
2.400%, 04/01/2028 (Callable 02/01/2028)	16,375,000	12,786,746
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	12,427,000	12,315,894
3.450%, 11/15/2026 (Callable 08/15/2026)	11,050,000	9,983,751
4.950%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,386,572
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	106,000	99,739
3.200%, 04/15/2030 (Callable 01/15/2030)	6,335,000	5,314,390
Waste Connections, Inc.,
3.200%, 06/01/2032 (Callable 03/01/2032) (1)	875,000	732,560
Western Digital Corp.,
2.850%, 02/01/2029 (Callable 12/01/2028)	10,000,000	7,771,402
Western Midstream Operating LP,
4.500%, 03/01/2028 (Callable 12/01/2027)	7,195,000	6,511,475
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,660,750
Williams Companies, Inc.:
4.300%, 03/04/2024 (Callable 12/04/2023)	9,329,000	9,197,651
7.500%, 01/15/2031	3,400,000	3,647,348
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (2)	9,000,000	7,842,330
Woodside Finance Ltd.,
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	10,000,000	9,140,809
WRKCo, Inc.:
4.650%, 03/15/2026 (Callable 01/15/2026)	275,000	268,969
3.900%, 06/01/2028 (Callable 03/01/2028)	8,275,000	7,601,173
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	1,150,000	1,054,900
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)	2,000,000	1,967,949
Total Industrials (Cost $1,475,488,922)		1,313,601,551	19.3%

Utilities
Ausgrid Finance Pty Ltd.:
3.850%, 05/01/2023 (Callable 04/01/2023) (1)(2)	6,200,000	6,152,570
4.350%, 08/01/2028 (Callable 05/01/2028) (1)(2)	4,400,000	4,040,327
Avangrid, Inc.,
3.800%, 06/01/2029 (Callable 03/01/2029)	10,975,000	9,752,632
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	275,000	228,793
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	12,400,000	9,487,055
East Ohio Gas Co.,
2.000%, 06/15/2030 (Callable 03/15/2030) (2)	550,000	427,695
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	448,000	446,287
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	275,000	265,391
Enel Finance International NV:
4.625%, 06/15/2027 (Callable 05/15/2027) (1)(2)	10,000,000	9,308,734
3.500%, 04/06/2028 (1)(2)	14,675,000	12,649,634
Entergy Corp.,
2.800%, 06/15/2030 (Callable 03/15/2030)	13,250,000	10,732,760
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	275,000	207,241
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	325,000	289,529
FirstEnergy Corp.,
2.050%, 03/01/2025 (Callable 02/01/2025)	6,450,000	5,938,369
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027)	275,000	250,222
2.950%, 05/14/2030 (Callable 02/14/2030) (2)	15,717,000	12,904,155
KeySpan Corp.,
8.000%, 11/15/2030	2,000,000	2,169,266
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,145,667
Pacific Gas and Electric Co.:
3.450%, 07/01/2025	259,500	241,370
3.750%, 07/01/2028	259,500	218,478
Puget Energy, Inc.,
2.379%, 06/15/2028 (Callable 04/15/2028)	325,000	270,409
Total Utilities (Cost $105,747,569)		91,126,584	1.4%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	26,048,000	25,055,467
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	5,525,000	5,195,798
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	10,000,000	8,436,067
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	3,000,000	2,883,264
Air Lease Corp.:
2.250%, 01/15/2023	3,800,000	3,767,983
2.750%, 01/15/2023 (Callable 12/15/2022)	250,000	248,562
4.250%, 02/01/2024 (Callable 01/01/2024)	525,000	516,774
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)	7,000,000	5,434,801
Anthem, Inc.:
3.350%, 12/01/2024 (Callable 10/01/2024)	10,225,000	9,834,478
2.375%, 01/15/2025 (Callable 12/15/2024)	12,000,000	11,324,883
Aon PLC,
3.500%, 06/14/2024 (Callable 03/14/2024) (1)	300,000	292,645
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	275,000	271,235
Banco Santander SA:
5.179%, 11/19/2025 (1)	5,000,000	4,824,160
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	4,500,000	3,722,735
2.749%, 12/03/2030 (1)	4,000,000	2,828,341
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	2,000,000	1,401,846
Bank of America Corp.:
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)	10,300,000	10,159,903
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	5,060,000	4,900,042
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	3,295,000	3,129,958
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	5,000,000	4,289,645
3.824%, 01/20/2028 (3 Month LIBOR USD + 1.575%)(Callable 01/20/2027) (3)	375,000	345,166
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%)(Callable 04/24/2027) (3)	5,050,000	4,595,190
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)	7,675,000	7,191,747
4.948%, 07/22/2028 (SOFR + 2.040%)(Callable 07/22/2027) (3)	10,000,000	9,608,340
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	1,689,000	1,499,661
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	4,350,000	3,534,960
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	11,243,000	9,292,194
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	9,778,776
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	4,907,711
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	6,754,709
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027 (1)(2)	6,850,000	6,546,688
Barclays PLC:
3.650%, 03/16/2025 (1)	275,000	260,036
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	4,500,000	4,327,805
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	8,790,000	7,831,695
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	4,700,000	4,550,956
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	5,000,000	4,660,156
4.375%, 05/12/2026 (1)(2)	8,288,000	7,814,026
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	4,250,000	3,622,163
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	2,000,000	1,564,567
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	3,000,000	2,268,300
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	7,000,000	5,310,098
Boston Properties LP,
3.200%, 01/15/2025 (Callable 10/15/2024)	12,400,000	11,845,004
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,675,000	5,610,892
4.625%, 07/11/2024 (1)(2)	10,500,000	10,166,699
4.875%, 04/01/2026 (1)(2)	3,386,000	3,199,790
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	11,500,000	8,227,251
5.748%, 07/19/2033 (SOFR + 2.865%)(Callable 07/19/2032) (1)(2)(3)	6,200,000	5,714,857
Brown & Brown, Inc.:
4.200%, 09/15/2024 (Callable 06/15/2024)	10,461,000	10,252,351
4.500%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,207,610
2.375%, 03/15/2031 (Callable 12/15/2030)	3,500,000	2,614,056
4.200%, 03/17/2032 (Callable 12/17/2031)	10,000,000	8,549,226
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)	5,000,000	4,634,853
Capital One Financial Corp.,
3.650%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,005,228
Centene Corp.,
2.450%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,437,499
Citigroup, Inc.:
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	10,590,000	10,212,626
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	14,000,000	12,885,776
3.057%, 01/25/2033 (SOFR + 1.351%)(Callable 01/25/2032) (3)	10,000,000	7,875,379
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	7,425,000	6,224,061
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)	19,275,000	17,886,315
Citizens Financial Group, Inc.,
2.850%, 07/27/2026 (Callable 04/27/2026)	300,000	274,746
CNA Financial Corp.:
7.250%, 11/15/2023	1,980,000	2,027,627
4.500%, 03/01/2026 (Callable 12/01/2025)	5,370,000	5,247,732
3.900%, 05/01/2029 (Callable 02/01/2029)	4,000,000	3,582,830
2.050%, 08/15/2030 (Callable 05/15/2030)	875,000	667,807
CNO Global Funding,
2.650%, 01/06/2029 (2)	15,000,000	12,462,805
Commonwealth Bank of Australia,
3.784%, 03/14/2032 (1)(2)	20,000,000	15,938,823
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	7,700,000	7,357,649
3.750%, 07/21/2026 (1)	1,826,000	1,682,119
3.649%, 04/06/2028 (1 Year CMT Rate + 1.220%)(Callable 04/06/2027) (1)(2)(3)	7,700,000	6,982,082
Corebridge Financial, Inc.,
3.850%, 04/05/2029 (Callable 02/05/2029) (2)	13,825,000	12,184,511
Credit Agricole SA,
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	4,000,000	3,405,393
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	4,000,000	3,920,544
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,395,000	11,276,572
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	500,000	424,444
6.442%, 08/11/2028 (SOFR + 3.700%)(Callable 08/11/2027) (1)(2)(3)	7,500,000	6,974,619
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	250,000	203,903
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	8,856,325
Danske Bank A/S:
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	5,000,000	4,327,116
4.298%, 04/01/2028 (1 Year CMT Rate + 1.750%)(Callable 04/01/2027) (1)(2)(3)	25,000,000	22,258,602
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	5,000,000	4,762,138
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	3,450,000	2,798,514
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	5,000,000	3,583,282
Discover Bank,
3.450%, 07/27/2026 (Callable 04/27/2026)	300,000	273,100
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	4,200,000	4,093,412
3.750%, 03/04/2025 (Callable 12/04/2024)	250,000	238,947
4.100%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,033,081
Elevance Health, Inc.,
3.500%, 08/15/2024 (Callable 05/15/2024)	300,000	293,417
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)	225,000	202,629
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	500,000	461,359
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	3,000,000	2,801,791
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	5,102,175
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)	2,000,000	1,921,911
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)	3,500,000	3,333,885
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	2,000,000	1,725,850
1.948%, 10/21/2027 (SOFR + 0.913%)(Callable 10/21/2026) (3)	15,700,000	13,426,062
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	2,000,000	1,735,278
3.615%, 03/15/2028 (SOFR + 1.846%)(Callable 03/15/2027) (3)	26,125,000	23,775,068
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)	5,025,000	4,543,728
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	3,100,000	2,817,517
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029 (Callable 05/19/2029)	4,600,000	3,880,602
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	10,275,000	8,114,539
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	5,000,000	4,632,311
HSBC Holdings PLC:
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	3,000,000	2,899,745
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)	7,485,000	7,059,326
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	8,401,888
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	1,500,000	1,269,482
ING Groep NV:
4.100%, 10/02/2023 (1)	475,000	469,067
3.550%, 04/09/2024 (1)	4,300,000	4,190,241
4.017%, 03/28/2028 (SOFR + 1.830%)(Callable 03/28/2027) (1)(3)	3,833,000	3,480,264
Invesco Finance PLC,
3.750%, 01/15/2026 (1)	300,000	286,694
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,074,244
Jefferies Group LLC:
4.850%, 01/15/2027	1,700,000	1,625,074
6.450%, 06/08/2027	3,325,000	3,370,976
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,650,000	11,980,026
JPMorgan Chase & Co.:
4.013%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)	5,035,000	5,035,007
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	1,075,000	1,064,024
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%)(Callable 12/05/2023) (3)	20,000,000	19,679,303
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	13,000,000	12,191,051
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	7,625,000	6,982,948
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	3,000,000	2,733,266
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	5,000,000	4,324,672
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	7,000,000	6,043,133
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	5,000,000	4,228,028
4.851%, 07/25/2028 (SOFR + 1.990%)(Callable 07/25/2027) (3)	7,000,000	6,721,217
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	1,500,000	1,185,692
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	150,000	110,960
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	5,000,000	3,875,752
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	6,000,000	4,985,147
KeyBank NA,
3.400%, 05/20/2026	2,200,000	2,036,173
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,250,000	9,616,886
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	956,967
4.569%, 02/01/2029 (2)	1,559,000	1,435,947
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,279,440
4.000%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,324,010
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	275,000	274,358
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	8,850,000	7,517,616
3.750%, 03/18/2028 (1 Year CMT Rate + 1.800%)(Callable 03/18/2027) (1)(3)	10,000,000	8,988,807
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	5,000,000	4,929,451
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	5,800,000	5,782,576
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	4,000,000	3,977,389
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	5,000,000	4,897,728
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	5,000,000	3,765,282
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	4,350,000	3,268,768
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)	5,000,000	4,261,035
Marsh & McLennan Companies, Inc.,
2.250%, 11/15/2030 (Callable 08/15/2030)	550,000	436,405
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	9,019,000	9,150,240
5.625%, 05/15/2033 (2)	10,000,000	9,929,388
MBIA Insurance Corp.,
13.772%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(8)	500,000	55,000
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	390,000	417,024
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)	500,000	479,743
2.193%, 02/25/2025 (1)	5,000,000	4,638,140
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	5,000,000	4,259,505
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)	5,000,000	4,875,267
2.494%, 10/13/2032 (1 Year CMT Rate + 0.970%)(Callable 10/13/2031) (1)(3)	6,000,000	4,543,714
Mizuho Bank Ltd.,
3.500%, 03/21/2023 (1)(2)	500,000	497,631
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)	7,000,000	6,887,511
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	3,000,000	2,943,107
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)	7,000,000	6,842,453
Morgan Stanley:
4.183%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)	7,000,000	7,000,154
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	300,000	296,854
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	10,000,000	9,172,767
3.125%, 07/27/2026	4,750,000	4,373,865
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	525,000	453,720
2.511%, 10/20/2032 (SOFR + 1.200%)(Callable 10/20/2031) (3)	8,200,000	6,266,658
National Australia Bank Ltd.:
3.375%, 01/14/2026 (1)	500,000	476,186
2.332%, 08/21/2030 (1)(2)	7,850,000	5,845,007
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	5,000,000	4,943,902
4.000%, 09/14/2026 (1)(2)	20,675,000	18,793,903
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	2,472,539
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	7,454,000	7,247,170
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	4,700,000	4,282,451
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	6,850,000	6,010,867
Nomura Holdings, Inc.:
1.653%, 07/14/2026 (1)	13,725,000	11,730,795
3.103%, 01/16/2030 (1)	5,000,000	4,051,816
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	550,000	493,986
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	6,326,482
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	4,604,393
Principal Financial Group, Inc.:
3.125%, 05/15/2023	325,000	322,257
3.100%, 11/15/2026 (Callable 08/15/2026)	850,000	778,614
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	6,452,530
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (2)	1,400,000	1,299,046
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,600,000	9,182,990
Realty Income Corp.,
3.875%, 07/15/2024 (Callable 04/15/2024)	300,000	294,486
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (2)	11,775,000	10,566,061
Sammons Financial Group, Inc.,
4.750%, 04/08/2032 (Callable 01/08/2032) (2)	14,000,000	11,425,199
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	2,500,000	2,483,829
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,000,000	4,930,111
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	3,950,000	3,908,327
SMBC Aviation Capital Finance DAC:
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	6,550,000	6,296,379
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	2,000,000	1,665,890
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	3,350,000	3,305,056
2.625%, 01/22/2025 (1)(2)	3,355,000	3,104,639
4.250%, 04/14/2025 (1)(2)	5,846,000	5,557,168
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	3,968,000	3,577,181
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	7,415,000	6,275,500
1.792%, 06/09/2027 (1 Year CMT Rate + 1.000%)(Callable 06/09/2026) (1)(2)(3)	10,000,000	8,325,239
Standard Chartered PLC:
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	19,825,000	18,226,360
3.971%, 03/30/2026 (1 Year CMT Rate + 1.650%)(Callable 03/30/2025) (1)(2)(3)	4,500,000	4,231,065
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	4,500,000	3,808,745
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	5,000,000	4,232,487
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)	275,000	259,575
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	9,960,134
4.000%, 05/15/2030 (Callable 02/15/2030)	12,245,000	10,542,454
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)	250,000	224,915
3.544%, 01/17/2028 (1)	2,094,000	1,892,192
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	5,275,000	5,143,383
4.500%, 07/23/2025 (Callable 04/23/2025)	775,000	739,151
3.700%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,741,852
Toronto-Dominion Bank:
2.650%, 06/12/2024 (1)	500,000	480,186
4.456%, 06/08/2032 (1)	13,000,000	11,870,347
Trinity Acquisition PLC,
4.400%, 03/15/2026 (Callable 12/15/2025) (1)	1,125,000	1,079,933
Trustage Financial Group, Inc.,
4.625%, 04/15/2032 (Callable 01/15/2032) (2)	15,000,000	12,950,076
UBS Group AG:
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)	5,000,000	4,877,903
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	5,000,000	4,200,393
4.751%, 05/12/2028 (1 Year CMT Rate + 1.750%)(Callable 05/12/2027) (1)(2)(3)	1,500,000	1,408,075
Voya Financial, Inc.,
3.650%, 06/15/2026	2,910,000	2,731,966
Wells Fargo & Co.:
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)	5,000,000	4,882,566
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	500,000	466,769
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	5,000,000	4,603,547
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	16,000,000	14,612,352
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.170%)(Callable 06/17/2026) (3)	600,000	546,343
3.526%, 03/24/2028 (SOFR + 1.510%)(Callable 03/24/2027) (3)	15,000,000	13,585,759
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	10,864,000	9,316,942
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	5,000,000	4,768,625
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)	4,250,000	4,288,627
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	2,300,000	2,114,968
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)	4,000,000	3,587,119
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	8,150,000	7,912,981
4.650%, 06/15/2027 (Callable 05/15/2027)	8,000,000	7,596,842
4.500%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,161,927
Total Financials (Cost $1,371,835,640)		1,235,115,213	18.2%
Total Corporate Bonds (Cost $2,953,072,131)		2,639,843,348	38.9%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	2,050,000	1,977,021
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	180,000	180,248
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)	2,555,000	2,626,133
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)	10,000,000	8,618,250
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,144,722
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	525,000	471,704
Florida Development Finance Corp.,
3.223%, 02/01/2032 (Callable 08/01/2031)(Insured by AGM)	5,250,000	4,365,903
GBG LLC,
2.250%, 09/01/2030 (2)	947,023	804,860
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	1,650,514
Indiana Finance Authority,
2.683%, 09/15/2023	200,000	195,604
Massachusetts Educational Financing Authority:
1.921%, 07/01/2027	10,000,000	8,614,492
2.161%, 07/01/2028	10,000,000	8,453,263
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	7,000,000	5,908,934
3.300%, 04/01/2032 (Callable 01/01/2032)	13,600,000	10,285,097
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027	1,600,000	1,674,848
5.000%, 12/01/2028	1,225,000	1,282,563
5.000%, 12/01/2028	1,205,000	1,266,305
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	5,000,000	4,303,455
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)	2,480,000	1,939,279
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	948,143
3.204%, 05/01/2026	1,995,000	1,852,915
3.272%, 05/01/2027	2,060,000	1,876,564
3.372%, 05/01/2028	2,130,000	1,906,936
3.422%, 05/01/2029	2,200,000	1,940,363
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)	225,000	223,896
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,132,743
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,143,929
2.363%, 04/15/2028	1,325,000	1,166,754
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	465,000	453,773
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,400,000	8,855,676
Total Municipal Bonds (Cost $106,374,393)		91,264,887	1.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 1993-32, Class H, 6.000%, 03/25/2023	277	277
Federal Gold Loan Mortgage Corp. (FGLMC):
Series 1395, Class G, 6.000%, 10/15/2022	3	3
6.000%, 07/01/2028	1,340	1,386
Total U.S. Government Agency Issues (Cost $1,594)		1,666	0.0%

Non-U.S. Government Agency Issues
Arroyo Mortgage Trust,
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	20,726,671	18,924,197
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 10/25/2022 (6)	18,870	13,577
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034 (Callable 06/20/2023)	711,161	684,523
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.173%, 07/25/2034 (Callable 10/25/2022) (4)(6)	380,144	351,176
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2022) (4)	141,806	143,002
Delta Funding Home Equity Loan Trust,
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (Callable 10/15/2022)	957	912
FirstKey Homes Trust:
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)	322,376	288,869
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	22,150,470	18,828,768
Series 2022-SFR1, Class A, 4.145%, 05/19/2039 (2)	21,194,046	20,005,149
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%, 09/19/2039 (Callable 09/17/2024) (2)	17,555,687	15,761,782
Series 2021-3, Class A, 2.200%, 01/17/2041 (2)	33,329,110	28,570,197
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	53	52
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.241%, 03/25/2036 (Callable 05/25/2023) (4)	155,734	149,704
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 10/25/2022)	171,831	161,576
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	31,972,529	30,435,770
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 08/25/2025) (2)(4)	186,585	179,252
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 05/25/2026) (2)(4)	234,353	221,215
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2028) (2)(4)	1,464,331	1,390,345
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/25/2022 (Callable 10/25/2022)	1,184	1,104
Soundview Home Loan Trust,
Series 2003-2, Class A2, 4.384%, 11/25/2033 (1 Month LIBOR USD + 1.300%)(Callable 10/25/2022) (3)	476,007	467,231
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.776%, 10/25/2043 (Callable 10/25/2022) (4)	1,217,178	1,181,393
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 07/25/2023) (2)(4)	2,277,890	2,243,149
Series 2017-5, Class A1, 3.684%, 02/26/2057 (1 Month LIBOR USD + 0.600%)(Callable 02/25/2024) (2)(3)	1,080,056	1,068,146
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 05/25/2025) (2)(4)	43,636	41,928
Series 2019-1, Class A1, 3.692%, 03/25/2058 (Callable 01/25/2026) (2)(4)	4,327,225	4,071,910
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	160,173	157,315
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2027) (2)(4)	163,979	152,924
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 08/25/2027) (2)(4)	10,658,334	10,035,229
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 08/25/2028) (2)	13,656,608	12,161,015
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 06/25/2028) (2)(4)	6,452,242	5,996,845
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 12/25/2027) (2)(4)	10,899,652	10,160,429
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.098%, 06/25/2034 (Callable 10/25/2022) (4)	890,806	834,720
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2022) (6)	1,094,114	1,054,891
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 4.084%, 10/25/2034 (1 Month LIBOR USD + 1.000%)(Callable 10/25/2022) (3)	1,051,076	1,009,483
Total Non-U.S. Government Agency Issues (Cost $204,658,736)		186,747,778	2.8%
Total Residential Mortgage-Backed Securities (Cost $204,660,330)		186,749,444	2.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K038, Class A2, 3.389%, 03/25/2024	2,325,000	2,290,710
Series K041, Class A2, 3.171%, 10/25/2024	5,195,000	5,049,453
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,110,641
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	8,431,801
Series K734, Class A2, 3.208%, 02/25/2026	9,750,000	9,328,355
Series K062, Class A2, 3.413%, 12/25/2026	11,274,000	10,775,237
Series K063, Class A2, 3.430%, 01/25/2027 (4)	300,000	286,813
Series K064, Class A2, 3.224%, 03/25/2027	1,325,000	1,255,199
Series K065, Class A2, 3.243%, 04/25/2027	2,075,000	1,964,959
Series K066, Class A2, 3.117%, 06/25/2027	170,000	159,986
Series K068, Class A2, 3.244%, 08/25/2027	24,446,000	23,076,855
Series K069, Class A2, 3.187%, 09/25/2027 (4)	1,075,000	1,011,537
Series K071, Class A2, 3.286%, 11/25/2027	7,375,000	6,953,046
Total U.S. Government Agency Issues (Cost $80,492,462)		74,694,592	1.1%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)	575,000	533,480
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)	575,000	527,585
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)	9,275,000	8,519,730
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)	2,665,000	2,444,841
Series 2017-BNK7, Class ASB, 3.265%, 09/17/2060 (Callable 09/15/2027)	1,241,645	1,184,571
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)	950,000	870,914
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)	895,000	826,587
Series 2022-BNK40, Class ASB, 3.507%, 03/17/2064 (Callable 03/15/2032) (4)	16,205,000	14,550,734
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%, 03/17/2055 (Callable 03/15/2032)	6,407,000	5,756,039
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050 (Callable 11/13/2027)	10,723,000	10,207,464
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 08/15/2028)	2,495,000	2,368,598
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB, 3.091%, 05/10/2058 (Callable 05/10/2026)	250,196	241,208
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 04/10/2023)	11,975,000	11,911,498
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	14,085,576	13,445,056
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)	15,860,000	15,110,539
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)	350,000	322,152
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	225,000	218,397
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 10/10/2023)	13,025,000	12,942,817
Series 2017-COR2, Class A3, 3.510%, 09/12/2050 (Callable 09/10/2027)	16,210,172	14,915,179
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class ASB, 2.436%, 03/17/2054 (Callable 03/15/2031)	6,866,000	6,003,925
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A5, 4.155%, 07/12/2051 (Callable 07/10/2028) (4)	9,372,252	8,775,457
GS Mortgage Securities Trust,
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (Callable 06/10/2025) (4)	250,000	247,865
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)	1,075,000	1,061,053
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 05/15/2023)	2,998,184	2,971,797
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 03/15/2023)	11,612	11,579
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%, 08/17/2049 (Callable 07/15/2026)	6,545,000	5,973,345
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)	3,373,000	3,339,217
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)	56,862	55,660
Series 2014-C23, Class A5, 3.934%, 09/17/2047 (Callable 02/15/2026)	600,000	584,590
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 11/15/2024)	105,833	103,703
Series 2014-C26, Class A4, 3.494%, 01/17/2048 (Callable 01/15/2025)	14,480,202	13,926,285
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	250,000	240,451
JPMCC Commercial Mortgage Securities Trust,
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 11/15/2027)	5,300,000	4,860,198
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A4, 3.600%, 06/17/2047 (Callable 06/15/2026)	9,927,109	9,708,587
Series 2015-C27, Class A4, 3.753%, 12/17/2047 (Callable 11/15/2025)	29,745,000	28,353,166
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)	117,151	113,975
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 05/15/2026)	4,322,496	4,174,368
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 10/15/2027)	14,450,000	13,302,429
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.922%, 04/16/2055 (Callable 04/15/2032) (4)	9,422,000	8,661,819
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047 (Callable 01/15/2025)	7,154,001	7,001,290
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)	48,283	47,043
Series 2015-P2, Class ASB, 3.656%, 12/17/2048 (Callable 12/15/2025)	8,018,096	7,810,636
Series 2015-P2, Class A4, 3.809%, 12/17/2048 (Callable 12/15/2025)	21,269,144	20,280,831
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 05/15/2029)	4,100,000	3,845,636
Series 2019-C54, Class A4, 3.146%, 12/17/2052 (Callable 11/15/2029)	14,625,000	12,654,543
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 02/15/2023)	195,771	195,082
Series 2014-C24, Class ASB, 3.324%, 11/18/2047 (Callable 11/15/2024)	4,279,567	4,191,720
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 11/15/2024)	250,000	239,184
Series 2013-C12, Class ASB, 2.838%, 03/17/2048 (Callable 03/15/2023)	679,567	677,926
Total Non-U.S. Government Agency Issues (Cost $316,637,233)		286,310,749	4.2%
Total Commercial Mortgage-Backed Securities (Cost $397,129,695)		361,005,341	5.3%

Asset Backed Securities
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	12,375,000	11,896,639
GMF Floorplan Owner Revolving Trust,
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)	225,000	218,673
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)	24,675,000	24,239,240
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029	27,875,000	27,030,535
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (Callable 05/09/2026) (2)	6,550,000	6,017,506
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 12/15/2028) (2)	17,848,633	15,361,898
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 05/15/2029) (2)	20,130,778	19,400,432
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	6,194,640	5,456,415
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 03/20/2029) (2)	313,854	283,950
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2022)	3,242	3,231
PFS Financing Corp.:
Series 2020-G, Class A, 0.970%, 02/17/2026 (2)	4,985,000	4,699,267
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	14,675,000	13,691,424
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	16,200,000	13,670,017
Synchrony Card Funding LLC,
Series 2022-A1, Class A, 3.370%, 04/15/2028 (Callable 04/15/2025)	21,075,000	20,381,224
Texas Electric Market Stabilization Funding N LLC,
4.265%, 08/01/2036 (2)	16,275,000	15,623,160
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2022) (2)(4)	7,425,775	6,890,239
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	26,242,000	25,286,621
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	225,000	205,448
Total Asset Backed Securities (Cost $223,515,707)		210,355,919	3.1%
Total Long-Term Investments (Cost $7,452,963,400)		6,783,860,809	99.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (5)	85,859,680	85,859,680
Total Short-Term Investment (Cost $85,859,680)		85,859,680	1.3%
Total Investments (Cost $7,538,823,080)		6,869,720,489	101.1%
Liabilities in Excess of Other Assets		(74,851,002)	(1.1)%
TOTAL NET ASSETS		$6,794,869,487	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $1,327,871,751, which represented 19.54% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(8)	Security in default.
(9)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,278,339,345	$–	$3,278,339,345
Other Government Related Security	–	16,302,525	–	16,302,525
Corporate Bonds	–	2,639,843,348	–	2,639,843,348
Municipal Bonds	–	91,264,887	–	91,264,887
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,666	–	1,666
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	186,747,778	–	186,747,778
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	74,694,592	–	74,694,592
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	286,310,749	–	286,310,749
Asset Backed Securities	–	210,355,919	–	210,355,919
Total Long-Term Investments	–	6,783,860,809	–	6,783,860,809
Short-Term Investment
Money Market Mutual Fund	85,859,680	–	–	85,859,680
Total Short-Term Investment	85,859,680	–	–	85,859,680
Total Investments	$85,859,680	$6,783,860,809	$–	$6,869,720,489

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.